Total
Papp Small & Mid-Cap Growth Fund
Risk/Return Summary
Investment Objective
The investment objective of the Fund is long-term capital growth.
Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of the amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.76%
Less: Management Fee Reductions	(0.50%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	1.26%
[1]	The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the Fund to pay up to 0.25% of its average daily net assets for certain expenses related to the distribution and servicing of its shares, but only if the Fund’s Board of Trustees has specifically authorized the payment of such fees. Until at least April 1, 2024, the Board of Trustees will not authorize payment of fees pursuant to the plan.
[2]	The Adviser has contractually agreed, until at least April 1, 2024, to reduce its management fees and to pay the Fund’s operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.25% of the Fund’s average daily net assets. Management fee reductions and operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses, if any. Prior to April 1, 2024, the expense limitation agreement may be modified or terminated only with approval of the Board of Trustees.

Expense Example.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the contractual agreement to reduce management fees and pay other Fund expenses remains in effect only until April 1, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the contractual agreement to reduce management fees and pay other Fund expenses remains in effect only until April 1, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund | USD ($)	128	505	907	2,032

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies. There is no minimum percentage of assets that must be invested in either small or mid-cap issuers and the Fund may be invested substantially in either small-cap or mid-cap issuers when the Adviser believes such focus is warranted. This investment strategy is a non-fundamental policy of the Fund, and may be changed by the Fund’s Board of Trustees at any time. Shareholders of the Fund will be provided with at least 60 days advance written notice of such a change.

The Adviser defines small and mid-cap companies as companies with market capitalizations, at the time of investment, that do not exceed the market capitalization of the median company included in the S&P 500 Index, which was $30.6 billion as of February 28, 2023. The size of the companies included in the S&P 500 Index will change as a result of market conditions and reconstitution of the Index.

In choosing investments, the Adviser looks for equity securities of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company. The Adviser measures a company’s prospects for capital growth by considering, among other factors, growth over extended periods of time, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth. At times the Adviser may emphasize certain industries or sectors.

The Adviser generally follows a “buy and hold” strategy and, once a security has been purchased, the Fund will ordinarily retain it for as long as the Adviser believes the security’s prospects for capital growth continue to be favorable and the security is not overvalued in the marketplace. The Adviser may also sell a security if it identifies alternative securities that are more attractive.

Principal Risks
Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare to the returns of a comparable broad-based securities index. Effective November 27, 2019, the Fund changed its broad-based securities index from the Russell Midcap Growth Index to the S&P 400 MidCap Growth Index in order to more accurately reflect the Fund’s investment strategy. All returns include the reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 877-370-7277.

Annual Total Returns for Years Ended December 31, 2022

●	During the period shown in the bar chart, the highest return for a quarter was 24.92% during the quarter ended June 30, 2020.

●	During the period shown in the bar chart, the lowest return for a quarter was (18.91)% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2022

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Papp Small & Mid-Cap Growth Fund	Label	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	Return Before Taxes	(22.71%)	7.64%	9.89%
Papp Small & Mid-Cap Growth Fund | After Taxes on Distributions		(22.71%)	6.95%	9.89%
Papp Small & Mid-Cap Growth Fund | After Taxes on Distributions and Sales		(13.45%)	6.03%	8.07%
S&P MidCap 400 Growth Index		(18.96%)	6.02%	10.39%